Other current assets (Tables)	12 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets
	As of September 30,
	2025	2024
	US$	US$
Prepayments	394,854	147,719
Other receivables	183,929	5,522
	578,783	153,241